Impairment	12 Months Ended
Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment
Note 18: Impairment

Year ended 31 December 2023	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
In respect of:
Loans and advances to banks	(5)	(2)	–	–	(7)
Loans and advances to customers	261	(281)	414	(73)	321
Debt securities	–	1	–	–	1
Financial assets at amortised cost	256	(282)	414	(73)	315
Other assets	–	–	(10)	–	(10)
Impairment charge (credit) on drawn balances	256	(282)	404	(73)	305
Loan commitments and financial guarantees	27	(25)	(2)	–	–
Financial assets at fair value through other comprehensive income	(2)	–	–	–	(2)
Total impairment charge (credit)	281	(307)	402	(73)	303

Year ended 31 December 2022	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
In respect of:
Loans and advances to banks	12	2	–	–	14
Loans and advances to customers	(217)	694	883	(9)	1,351
Debt securities	7	–	–	–	7
Financial assets at amortised cost	(198)	696	883	(9)	1,372
Other assets	–	–	22	–	22
Impairment (credit) charge on drawn balances	(198)	696	905	(9)	1,394
Loan commitments and financial guarantees	24	99	(1)	–	122
Financial assets at fair value through other comprehensive income	6	–	–	–	6
Total impairment (credit) charge	(168)	795	904	(9)	1,522

Year ended 31 December 2021	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
In respect of:
Loans and advances to banks	(5)	–	–	–	(5)
Loans and advances to customers	(454)	(1,025)	498	(135)	(1,116)
Debt securities	–	–	–	–	–
Financial assets at amortised cost	(459)	(1,025)	498	(135)	(1,121)
Other assets	–	–	2	–	2
Impairment (credit) charge on drawn balances	(459)	(1,025)	500	(135)	(1,119)
Loan commitments and financial guarantees	(102)	(146)	(9)	–	(257)
Financial assets at fair value through other comprehensive income	(2)	–	–	–	(2)
Total impairment (credit) charge	(563)	(1,171)	491	(135)	(1,378)
The impairment charge includes a £73 million charge (2022: £nil; 2021: release of £77 million) in respect of residual value impairment and voluntary terminations within the Group’s UK Motor Finance business.